General	12 Months Ended
Nov. 30, 2012
General

NOTE 1 – General

Description of Business

Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.

The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2012 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.”

We are the largest cruise company and among the largest leisure travel companies in the world. Each of our ten cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia (“EAA”) reportable cruise segments (see Note 12). As of January 22, 2013, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets (b)

North America
Carnival Cruise Lines	61,968	24	North America
Princess Cruises (“Princess”)	36,912	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,986	6	North America

North America Cruise Brands	124,358	61

EAA
Costa Cruises (“Costa”)	31,720	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	16,442	9	Germany
P&O Cruises (UK)	14,636	7	United Kingdom (“UK”)
Cunard	6,672	3	UK and North America
P&O Cruises (Australia)	4,780	3	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	78,426	39

	202,784	100

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
(b)	Represents the primary regions or countries where guests are sourced.